Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2017
Disclosure Of Short Term Borrowings [Abstract]
Short-term Bank Borrowings
Note 15. Short-term Bank Borrowings
Short-term bank borrowings are repayable within a year from the borrowing date. They are used to finance the Group’s day-to-day merchant banking business.
As at December 31:	2017	2016
Credit facilities from banks	$2,074	$95,416

As at December 31, 2017, the Group had credit facilities aggregating $29,000 as follows: (a) non-recourse factoring lines for receivables financing of  $19,600; (b) a refinancing line at the Group’s bank subsidiary of $7,500; and (c) a commodity hedging credit facility of  $1,900 which allows management to hedge industrial metals and products for the Group’s production subsidiaries. All these facilities are renewable on a yearly basis or usable until further notice.